                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

          Read instructions at the end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:   Fidelity Variable Annuity Account (a separate
                                   Account of PFL Life Insurance Company)

                                   4333 Edgewood Road NE
                                   Cedar Rapids, Iowa  52499

2.   Name of each series or class of funds for which this notice is filed:



3.   Investment Company Act File Number:  811-2954


     Securities Act File Number:  33-37498


4.   Last day of fiscal year for which this notice is filed:

     Twelve months ended December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24-f-2 declaration:

                                                             [_]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                      N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       0


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       0


9.   Number and aggregate sale price of securities sold during the fiscal year:

     9,762,145.352 units           $19,236,938         sale price


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     9,762,145.352 units           $19,236,938         sale price


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                      N/A
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12.  Calculation of registration fee:

          (i)       Aggregate sale price of securities sold
                    during the fiscal year in reliance on
                    rule 24f-2 (from Item 10):                   $  19,236,938
                                                                 -------------

         (ii)       Aggregate price of shares issued in
                    connection with dividend reinvestment
                    plans (from Item 11, if applicable):                   + 0
                                                                             -


        (iii)       Aggregate price of shares redeemed or
                    repurchased during the fiscal year (if
                    applicable):                                -  (19,236,938)
                                                                   ------------


         (iv)       Aggregate price of shares redeemed or
                    repurchased and previously applied as a
                    reduction to filing fees pursuant to rule
                    24e-2 (if applicable):                                 + 0
                                                                             -


          (v)       Net aggregate price of securities sold
                    and issued during the fiscal year in
                    reliance on rule 24f-2 [line (i), plus
                    line (ii), less line (iii), plus line
                    (iv)] (if applicable):                                   0
                                                                             -


         (vi)       Multiplier prescribed by Section 6(b) of
                    the Securities Act of 1933 or other
                    applicable law or regulation (see
                    Instruction C.6):                                 x 1/2900
                                                                        ------


        (vii)       Fee due [line (I) or line (v) multiplied
                    by line (vi)]:
                                                                             0
                                                                             -

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                      [_]


        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                See 12(vii)  No fee due.



                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Ronald L. Ziegler
                             -----------------------------------------------
                             Ronald L. Ziegler, Vice President and Actuary


Date  February 17, 1997
      -----------------


        * Please print the name and title of the signing officer below the signature.